Other financial liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Non-current
Share warrants		₨ 84	₨ 2,066
Contingent dividend			2,913
Total	$ 1	84	4,979
Current
Due to employees		196,956	115,271
Share warrants		1,914,520	1,335,352
Liability for the acquisition of business		904,727
Total	$ 46,325	₨ 3,016,203	₨ 1,450,623